Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2020
Statement of cash flows [abstract]
Supplemental Disclosure of Cash Flow Information
22.	Supplemental disclosure of cash flow information

	2020	2019
	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(1,023)	(371)
Inventory	1,182	(971)
Prepaid expenses and other current assets	(702)	(170)
Payables and accrued liabilities	51	(615)
Taxes payable	395	(188)
Deferred revenues	3,031	743
Provision for restructuring and other costs (note 16)	—	(389)
Employee future benefits (note 19)	(532)	(483)
	2,402	(2,444)